Note 9 - Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	50.00%